FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
               CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS FOR

                              MICRO CAP VALUE FUND
                              SMALL CAP VALUE FUND
                               ALL CAP VALUE FUND
                        DISCIPLINED LARGE CAP VALUE FUND
                             PRIME MONEY MARKET FUND

                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, FOOTNOTE 5 IN THE SHAREHOLDER FEES TABLE ON PAGE 40 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" FOR THE PRIME MONEY MARKET FUND IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(5)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by the Fund without regard to the Fund's expense limitation agreement and are in addition to the Fund's Total Annual Fund Operating Expenses described above.

EFFECTIVE IMMEDIATELY, THE BIOGRAPHIES FOR THE PORTFOLIO MANAGERS LISTED BELOW IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 55 OF THE PROSPECTUS ARE HEREBY DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 14 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products. Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Klein currently serves as the Managing Director of Value Strategies, Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mary Jane Matts has been a portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 21 years of investment experience. Prior to joining FTAM, Ms. Matts joined National City in 1995, where she was the Director of Research for the Wealth Management Group at National City, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, she was the Director of Research at Society Asset Management (now known as Victory Capital Management) and managed the Value Team on the institutional side at National City, which she joined in 1995. She has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


ABCSUPP209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR

                              MICRO CAP VALUE FUND
                              SMALL CAP VALUE FUND
                               ALL CAP VALUE FUND
                        DISCIPLINED LARGE CAP VALUE FUND
                             PRIME MONEY MARKET FUND

                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 36 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" FOR THE PRIME MONEY MARKET FUND IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(3)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by the Fund without regard to the Fund's expense limitation agreement and are in addition to the Fund's Total Annual Fund Operating Expenses described above.

EFFECTIVE IMMEDIATELY, THE BIOGRAPHIES FOR THE PORTFOLIO MANAGERS LISTED BELOW IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 47 OF THE PROSPECTUS ARE HEREBY DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 14 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products. Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Klein currently serves as the Managing Director of Value Strategies, Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John

Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mary Jane Matts has been a portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 21 years of investment experience. Prior to joining FTAM, Ms. Matts joined National City in 1995, where she was the Director of Research for the Wealth Management Group at National City, which includes the Private Client Group and NatCity Investments, a brokerage firm. Prior to that, she was the Director of Research at Society Asset Management (now known as Victory Capital Management) and managed the Value Team on the institutional side at National City, which she joined in 1995. She has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


STBDSUPP209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                           PREFERRED SHARES PROSPECTUS
                         INSTITUTIONAL MONEY MARKET FUND
                   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFPRSUPP209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                            SELECT SHARES PROSPECTUS
                         INSTITUTIONAL MONEY MARKET FUND
                   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFSESUPP209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                           TRUST SHARES PROSPECTUS FOR
                         INSTITUTIONAL MONEY MARKET FUND
                   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFTRSUPP209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                        INSTITUTIONAL MONEY MARKET FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMISUPP209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
                       FOR U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

CHANGE IN INVESTMENT POLICY
---------------------------

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 4 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMISUPP_UST209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                         PREFERRED SHARES PROSPECTUS FOR
                         U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

CHANGE IN INVESTMENT POLICY
---------------------------

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 6 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFPRSUPP_UST209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                          SELECT SHARES PROSPECTUS FOR
                         U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

CHANGE IN INVESTMENT POLICY
---------------------------

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 6 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFSESUPP_UST209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                           TRUST SHARES PROSPECTUS FOR
                         U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

CHANGE IN INVESTMENT POLICY
---------------------------

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 6 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFTRSUPP_UST209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
               CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS FOR
                               LIFEMODEL FUNDS(SM)
                    FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
              FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
                     FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
             FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)
                   FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)
                    (COLLECTIVELY, THE "LIFEMODEL FUNDS"(SM))
                             DATED DECEMBER 2, 2008

                      IMPORTANT NOTICE REGARDING CHANGE IN
                      INVESTMENT POLICY OF UNDERLYING FUND

CHANGE IN INVESTMENT POLICY OF FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Treasury Fund"), and underlying fund in which the LifeModel Funds may invest, will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Treasury Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Treasury Fund's assets may be invested in (i) short-term obligations that are issued by private issuers and are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie
Mac) and repurchase agreements that are collateralized by such obligations. Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises (GSEs), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority
(TVA), Fannie Mae and Freddie Mac. Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Treasury Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the section entitled "Additional Information about the Funds' and Underlying Funds' Investments-Principal Investment
Strategies-Underlying Funds-Fifth Third U.S. Treasury Money Market Fund" on page 32 of the Prospectus is revised accordingly.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMABCSUPP_UST209

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED FEBRUARY 27, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                    FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
              FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
                     FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
             FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)
                   FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)
                    (COLLECTIVELY, THE "LIFEMODEL FUNDS"(SM))
                             DATED DECEMBER 2, 2008

                      IMPORTANT NOTICE REGARDING CHANGE IN
                      INVESTMENT POLICY OF UNDERLYING FUND

CHANGE IN INVESTMENT POLICY OF FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Treasury Fund"), and underlying fund in which the LifeModel Funds may invest, will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Treasury Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Treasury Fund's assets may be invested in (i) short-term obligations that are issued by private issuers and are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie
Mac) and repurchase agreements that are collateralized by such obligations. Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises (GSEs), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan

Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Fannie Mae and Freddie Mac. Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Treasury Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the section entitled "Additional Information about the Funds' and Underlying Funds' Investments-Principal Investment
Strategies-Underlying Funds-Fifth Third U.S. Treasury Money Market Fund" on page 30 of the Prospectus is revised accordingly.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMSTBDSUPP_UST209